2. BASIS OF PRESENTATION: (g) Key sources of estimation uncertainty (Policies)	12 Months Ended
Jan. 31, 2022
Policies
(g) Key sources of estimation uncertainty

(g)Key sources of estimation uncertainty

(i)Restoration and close down provisions

The Company recognizes reclamation and close down provisions based on “Best Estimate” which can be based on internal or external costs.  The Company is required to have a bond in place in an amount determined by the provincial government to provide for the costs of reclamation of the site disturbances.  This bond shows as Reclamation deposit asset on the statement of financial position.  Significant assumptions used by management to ascertain the provision are described in Note 3(e).

(ii)Taxes

Provisions for income tax liabilities and assets are calculated using the best estimate of the tax amounts prepared by knowledgeable persons, based on an assessment of relevant factors.  The Company reviews the adequacy of the estimate at the end of the reporting period.  It is possible that at some future date, an additional liability or asset could result from audits by the taxing authorities.  Where the final outcome of these tax-related matters is different from the amounts that were originally recorded, such differences will be reflected in the tax provisions in the current period when such determination is made.